Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares iBonds Dec 2030 Term Corporate ETF | iShares iBonds Dec 2030 Term Corporate ETF
Prospectus [Line Items]
Annual Return [Percent]	8.27%	3.57%	8.43%	(14.76%)	(2.52%)